Segment Information - Summary of Geographical Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Net sales	kr 247,880	kr 263,351	kr 271,546
Non-current assets, total	87,540	100,546	138,257
Networks [member]
Disclosure of geographical areas [line items]
Net sales	158,207	171,442	193,468
Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	62,635	63,630	60,524
Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	24,863	25,745	14,597
Other [Member]
Disclosure of geographical areas [line items]
Net sales	2,175	2,534	2,957
North America [member]
Disclosure of geographical areas [line items]
Net sales	72,886	59,230	95,394
Non-current assets, total	18,223	33,214	41,065
North America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	57,875	44,640	81,917
North America [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	14,326	14,199	13,362
North America [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	598	266	47
North America [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	87	125	68
Europe and Latin America [member]
Disclosure of geographical areas [line items]
Net sales	63,410	64,884	66,790
Non-current assets, total	66,765	64,497	93,612
Europe and Latin America [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	40,855	42,298	44,644
Europe and Latin America [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	22,271	22,270	21,638
Europe and Latin America [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	284	245	99
Europe and Latin America [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	71	409
South East Asia, Oceania and India [member]
Disclosure of geographical areas [line items]
Net sales	32,410	53,318	32,951
Non-current assets, total	1,005	886	999
South East Asia, Oceania and India [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	23,259	43,235	23,695
South East Asia, Oceania and India [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	9,114	10,038	9,179
South East Asia, Oceania and India [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	37	36	17
South East Asia, Oceania and India [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	0	9	60
North East Asia [member]
Disclosure of geographical areas [line items]
Net sales	18,761	23,932	26,733
Non-current assets, total	1,374	1,775	3,385
North East Asia [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	14,477	18,986	22,488
North East Asia [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	4,142	4,720	4,015
North East Asia [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	18	37	8
North East Asia [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	124	189	222
Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	20,771	23,739	22,571
Non-current assets, total	173	174	(804)
Middle East and Africa [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	10,344	12,902	11,707
Middle East and Africa [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	9,761	10,457	10,472
Middle East and Africa [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	678	378	368
Middle East and Africa [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	(12)	2	24
Other regions [member]
Disclosure of geographical areas [line items]
Net sales	39,642	38,248	27,107
Non-current assets, total	0	0	0
Other regions [member] | Networks [member]
Disclosure of geographical areas [line items]
Net sales	11,397	9,381	9,017
Other regions [member] | Cloud Software and Services [Member]
Disclosure of geographical areas [line items]
Net sales	3,021	1,946	1,858
Other regions [member] | Enterprise [Member]
Disclosure of geographical areas [line items]
Net sales	23,248	24,783	14,058
Other regions [member] | Other [Member]
Disclosure of geographical areas [line items]
Net sales	1,976	2,138	2,174
United States [member]
Disclosure of geographical areas [line items]
Net sales	98,265	85,313	109,709
Non-current assets, total	17,175	32,133	39,906
European union [Member]
Disclosure of geographical areas [line items]
Net sales	35,264	34,257	35,859
Non-current assets, total	62,126	59,456	92,167
Sweden [member]
Disclosure of geographical areas [line items]
Net sales	2,341	1,774	3,239
Non-current assets, total	61,065	58,728	88,057
India [member]
Disclosure of geographical areas [line items]
Net sales	15,194	31,205	10,957
Non-current assets, total	569	535	519
Japan [member]
Disclosure of geographical areas [line items]
Net sales	9,072	10,139	9,965
Non-current assets, total	199	132	187
China [member]
Disclosure of geographical areas [line items]
Net sales	10,221	10,716	10,523
Non-current assets, total	kr 1,007	kr 1,449	kr 2,068